Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.56%
Communication services: 12.11%
Entertainment: 2.22%
Liberty Media Corporation †	89,300	$ 4,645,386
Live Nation Entertainment Incorporated †	340,486	27,106,090
Take-Two Interactive Software Incorporated †	102,200	12,108,656
		43,860,132
Interactive media & services: 9.43%
Alphabet Incorporated Class A †	1,403,880	132,680,699
Alphabet Incorporated Class C †	340,460	32,227,944
ZoomInfo Technologies Incorporated †	479,512	21,352,669
		186,261,312
Wireless telecommunication services: 0.46%
T-Mobile US Incorporated †	59,300	8,987,508
Consumer discretionary: 16.94%
Hotels, restaurants & leisure: 2.51%
Airbnb Incorporated Class A †	153,478	16,408,333
Chipotle Mexican Grill Incorporated †	9,498	14,231,138
Hilton Worldwide Holdings Incorporated	139,800	18,909,348
		49,548,819
Internet & direct marketing retail: 6.41%
Amazon.com Incorporated †	1,164,860	119,328,258
MercadoLibre Incorporated †	8,000	7,212,960
		126,541,218
Specialty retail: 3.63%
AutoZone Incorporated †	10,500	26,595,240
Five Below Incorporated †	18,346	2,684,937
Tractor Supply Company	72,900	16,021,233
Ulta Beauty Incorporated †	63,100	26,462,247
		71,763,657
Textiles, apparel & luxury goods: 4.39%
Deckers Outdoor Corporation †	128,152	44,844,229
lululemon athletica Incorporated †	126,836	41,734,117
		86,578,346
Consumer staples: 1.47%
Food & staples retailing: 1.47%
Costco Wholesale Corporation	58,000	29,087,000
Financials: 8.29%
Capital markets: 6.51%
LPL Financial Holdings Incorporated	162,076	41,434,729
MarketAxess Holdings Incorporated	6,681	1,630,431
MSCI Incorporated	23,866	11,189,813
S&P Global Incorporated	53,400	17,154,750
See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
The Charles Schwab Corporation	391,547	$ 31,194,549
Tradeweb Markets Incorporated Class A	469,550	25,862,814
		128,467,086
Insurance: 1.78%
Kinsale Capital Group Incorporated	34,300	10,810,331
Progressive Corporation	92,800	11,915,520
Ryan Specialty Group Holdings Incorporated †	275,400	12,351,690
		35,077,541
Health care: 15.65%
Biotechnology: 3.99%
Argenx SE †	41,900	16,254,267
BioMarin Pharmaceutical Incorporated †	74,800	6,479,924
Neurocrine Biosciences Incorporated †	164,900	18,983,288
Vertex Pharmaceuticals Incorporated †	118,827	37,074,024
		78,791,503
Health care equipment & supplies: 4.10%
Boston Scientific Corporation †	796,013	34,316,120
Edwards Lifesciences Corporation †	139,990	10,139,476
Insulet Corporation †	103,198	26,708,674
Penumbra Incorporated †	56,500	9,688,055
		80,852,325
Health care providers & services: 2.85%
Humana Incorporated	15,500	8,650,240
UnitedHealth Group Incorporated	85,837	47,652,411
		56,302,651
Health care technology: 0.41%
Veeva Systems Incorporated Class A †	47,894	8,043,318
Life sciences tools & services: 2.23%
Agilent Technologies Incorporated	112,000	15,495,200
Repligen Corporation †	156,885	28,629,944
		44,125,144
Pharmaceuticals: 2.07%
Royalty Pharma plc Class A	433,800	18,358,416
Zoetis Incorporated	149,510	22,543,118
		40,901,534
Industrials: 5.50%
Aerospace & defense: 1.51%
HEICO Corporation	183,115	29,781,824
Building products: 2.13%
Advanced Drainage Systems Incorporated	252,024	29,204,541
Johnson Controls International plc	220,413	12,748,688
		41,953,229
See accompanying notes to portfolio of investments

2  |  Allspring Premier Large Company Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 0.46%
Copart Incorporated †	79,410	$ 9,133,738
Machinery: 0.99%
Fortive Corporation	306,100	19,559,790
Road & rail: 0.41%
J.B. Hunt Transport Services Incorporated	47,500	8,125,825
Information technology: 36.22%
Communications equipment: 1.06%
Arista Networks Incorporated †	172,300	20,824,178
Electronic equipment, instruments & components: 0.20%
Trimble Incorporated †	66,300	3,988,608
IT services: 6.56%
Jack Henry & Associates Incorporated	72,500	14,431,850
MasterCard Incorporated Class A	295,299	96,911,226
PayPal Holdings Incorporated †	216,400	18,086,712
		129,429,788
Semiconductors & semiconductor equipment: 5.52%
Allegro MicroSystems Incorporated †	348,526	8,856,046
Enphase Energy Incorporated †	48,558	14,907,306
Microchip Technology Incorporated	417,666	25,786,699
Monolithic Power Systems Incorporated	77,406	26,275,467
NVIDIA Corporation	37,100	5,007,387
NXP Semiconductors NV	111,264	16,253,445
Qualcomm Incorporated	100,390	11,811,887
		108,898,237
Software: 18.28%
Atlassian Corporation Class A †	45,659	9,256,449
Crowdstrike Holdings Incorporated Class A †	152,062	24,512,394
Datadog Incorporated Class A †	70,800	5,700,108
Dynatrace Incorporated †	579,995	20,439,024
Fair Isaac Corporation †	28,000	13,407,520
Intuit Incorporated	49,500	21,161,250
Microsoft Corporation	994,752	230,911,782
Palo Alto Networks Incorporated †	125,800	21,586,022
ServiceNow Incorporated †	33,148	13,946,690
		360,921,239
Technology hardware, storage & peripherals: 4.60%
Apple Incorporated	592,781	90,897,039
Materials: 1.56%
Chemicals: 1.56%
Linde plc	103,732	30,844,710
Real estate: 0.82%
Equity REITs: 0.27%
SBA Communications Corporation	19,500	5,263,050
See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Real estate management & development: 0.55%
CBRE Group Incorporated Class A †	154,391	$ 10,952,498
Total Common stocks (Cost $1,264,035,244)		1,945,762,847

		Yield
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	28,227,446	28,227,446
Total Short-term investments (Cost $28,227,446)				28,227,446
Total investments in securities (Cost $1,292,262,690)	99.99%			1,973,990,293
Other assets and liabilities, net	0.01			280,103
Total net assets	100.00%			$1,974,270,396

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,233,380	$147,270,830	$(133,276,764)	$0	$0	$28,227,446	28,227,446	$203,261
See accompanying notes to portfolio of investments

4  |  Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Premier Large Company Growth Fund  |  5

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$239,108,952	$0	$0	$239,108,952
Consumer discretionary	334,432,040	0	0	334,432,040
Consumer staples	29,087,000	0	0	29,087,000
Financials	163,544,627	0	0	163,544,627
Health care	309,016,475	0	0	309,016,475
Industrials	108,554,406	0	0	108,554,406
Information technology	714,959,089	0	0	714,959,089
Materials	30,844,710	0	0	30,844,710
Real estate	16,215,548	0	0	16,215,548
Short-term investments
Investment companies	28,227,446	0	0	28,227,446
Total assets	$1,973,990,293	$0	$0	$1,973,990,293
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Premier Large Company Growth Fund